Average Annual Total Returns{- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2030 Fund	Fidelity Freedom 2030 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2030 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	15.75%	10.21%	[1]	18.40%	15.07%	[1]	14.37%	10.55%	[1]

[1]	(a)From July 20, 2017